Property, plant and equipment - Book Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Owned assets	$ 2,940,777		$ 2,857,266
Right-of-use assets	635,418		167,829
Total	$ 3,576,195	$ 3,435,764	$ 3,025,095